UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 79.96%

Basic Materials - 2.28%
26,950	Mosaic Co.	$ 1,825,324
35,700	Newmont Mining Corp.	1,926,729
		3,752,053
Consumer Discretionary - 6.01%
76,150	Best Buy Co., Inc.	2,391,872
182,700	Newell Rubbermaid, Inc.	2,883,006
57,500	Target Corp.	2,697,325
17,500	V.F. Corp.	1,899,800
		9,872,003
Consumer Staples - 17.16%
188,950	Altria Group, Inc.	4,990,170
113,980	CVS Caremark Corp.	4,283,368
49,600	Kimberly Clark Corp.	3,301,376
119,572	Kraft Foods, Inc.	4,212,522
138,200	Kroger Co.	3,427,360
56,100	Molson Corp.	2,509,914
22,200	Ralcorp Holdings, Inc. *	1,922,076
66,900	Wal-Mart Stores, Inc.	3,555,066
		28,201,852
Energy - 9.84%
21,300	Apache Corp.	2,628,207
50,160	Chevron Corp.	5,158,454
50,520	Conocophillips	3,798,599
87,200	Marathon Oil Corp.	4,593,696
		16,178,956
Financial - 7.59%
57,940	Allstate Corp.	1,768,908
66,430	Aon Corp.	3,407,859
78,470	Travelers Co., Inc.	4,581,079
106,510	US Bancorp, Inc.	2,717,070
		12,474,916
Health Care - 14.07%
59,100	Amgen, Inc. *	3,448,485
153,000	Bristol Myers Squibb Co.	4,430,880
54,700	Johnson & Johnson	3,638,644
56,250	Lilly, Eli & Co.	2,111,063
78,691	Merck & Co., Inc.	2,777,005
132,754	Pfizer, Inc.	2,734,732
77,480	United Healthcare Corp.	3,996,418
		23,137,227
Industrial Goods - 7.26%
44,570	3M Co.	4,227,464
45,070	General Dynamics Corp.	3,358,616
73,070	Honeywell International, Inc.	4,354,241
		11,940,321
Technology - 9.51%
82,400	Hewlett-Packard Co.	2,999,360
24,580	International Business Machines Corp.	4,216,699
174,900	Microsoft Corp.	4,547,400
51,590	Oracle Corp.	1,697,827
110,400	Symantec Corp.	2,177,088
		15,638,374
Telecommunications - 1.62%
84,600	American Telephone & Telegraph, Inc.	2,657,286

Utilities - 4.62%
85,560	American Electric Power Co., Inc.	3,223,901
25,160	Sempra Energy	1,330,461
160,800	Teco Energy, Inc.	3,037,512
		7,591,874

TOTAL FOR COMMON STOCKS (Cost $108,892,997) - 79.96%		$ 131,444,862

PUT OPTIONS - 0.14%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	S&P 100 Index
160,000	July 2011 Put @ 565.00	224,000

	S&P 100 Index
60,000	July 2011 Put @ 570.00	120,000

	S&P 100 Index
20,000	July 2011 Put @ 575.00	57,000

TOTAL FOR PUT OPTIONS (Premiums Paid $2,855,180) - 0.14%		401,000

SHORT TERM INVESTMENTS - 19.36%
31,825,084	Fidelity Institutional Treasury 0.01% **	31,825,084

TOTAL INVESTMENTS (Cost $143,573,261) - 99.56%		$ 163,670,946

OTHER ASSETS LESS LIABILITIES - 0.44%		715,929

NET ASSETS - 100.00%		$ 164,386,875

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS
At June 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $143,573,261 amounted to $20,097,684, which consisted of aggregate gross unrealized appreciation of $24,290,117 and aggregate gross unrealized depreciation of $4,192,433.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$131,444,862	$0	$0	$ 131,444,862
Put Options	$401,000	$0	$0	$ 401,000
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$31,825,084	$0	$0	$31,825,084
Total	$163,670,946	$0	$0	$ 163,670,946

	Forester Discovery Fund
	Schedule of Investments
	June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 51.56%

Basic Materials - 0.71%
1,650	Posco ADR	$ 179,223

Consumer Discretionary - 7.31%
6,000	Delhaize Group ADR	452,160
29,810	Michelin ADR	585,170
30,700	Panasonic Corp. ADR	375,768
16,480	Sony Corp. ADR	434,907
		1,848,005
Consumer Staples - 9.12%
7,145	Diageo Plc. ADR	584,961
9,070	Fomento Economico Mexicano S.A. ADR	603,064
8,850	Imperial Tobacco Group Plc. ADR	589,144
16,280	Unilever Plc. ADR	527,309
		2,304,478
Energy - 4.70%
7,160	Eni Spa (Italy)	340,458
4,670	Royal Dutch Shell Plc. ADR	332,177
9,440	Statoil ASA ADR	240,248
4,740	Total S.A. ADR	274,162
		1,187,045
Financial Services - 6.66%
18,585	Allianz SE ADR	260,562
9,900	Banco Santander S.A. ADR	113,949
5,410	Canadian Imperial Bank Commerce (Canada)	427,228
6,800	Credit Suissie Group AG ADR	265,336
5,640	HSBC Holdings Plc. ADR	279,857
3,970	Toronto Dominion Bank NY (Canada)	337,053
		1,683,985
Health Care - 5.84%
10,050	Astraseneca Plc. ADR	503,204
9,185	Novartis AG ADR	561,295
8,520	Teva Pharmaceutical Industries Ltd. ADR	410,834
		1,475,333
Industrial Goods - 5.34%
21,775	ABB Ltd. ADR	565,061
5,700	Siemens AG (Germany)	783,921
		1,348,982
Technology - 3.89%
27,375	Nokia Corp. ADR	175,748
8,870	Research In Motion Ltd. *	255,900
9,110	SAP Aktiensesell ADR	552,522
		984,170
Telecommunications - 6.18%
20,400	BT Group Plc. (United Kingdom)	668,388
19,540	Nippon Telegraph & Telephone Corp. ADR	472,477
15,720	Vodafone Group Public Ltd. Co. (United Kingdom)	420,038
		1,560,903
Utilities - 1.82%
9,320	National Grind Plc. ADR	460,688

TOTAL FOR COMMON STOCKS (Cost $12,064,325) - 51.56%		$ 13,032,812

SHORT TERM INVESTMENTS - 48.20%
12,183,914	Fidelity Institutional Treasury 0.01%**	12,183,914

TOTAL INVESTMENTS (Cost $24,248,239) - 99.76%		$ 25,216,726

OTHER ASSETS LESS LIABILITIES - 0.24%		59,742

NET ASSETS - 100.00%		$ 25,276,468

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS
At June 30, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,248,239 amounted to $968,487, which consisted of aggregate gross unrealized appreciation of $1,447,047 and aggregate gross unrealized depreciation of $478,560.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,032,812	$0	$0	$13,032,812
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$12,183,914	$0	$0	$12,183,914
Total	$25,216,726	$0	$0	$25,216,726

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date August 29, 2011